Vessel Charters	6 Months Ended
Jun. 30, 2015
Text Block [Abstract]
Vessel Charters
4.	Vessel Charters

The minimum estimated charter hire payments for the remainder of the year and the next four fiscal years, as at June 30, 2015, for the Partnership’s vessels chartered-in and vessels chartered-out are as follows:

Vessel Charters(i)	Remainder of 2015 $	2016 $	2017 $	2018 $	2019 $
Charters-in – capital leases(ii)	3,880	7,673	30,953	27,296	—

Charters-out – operating leases(iii)	158,810	293,468	292,454	248,928	233,575
Charters-out – direct financing leases(iv)	34,718	75,064	204,109	173,701	39,065

	193,528	368,532	496,563	422,629	272,640

(i)

The Partnership owns 69% of Teekay BLT Corporation (or Teekay Tangguh Joint Venture) and the Teekay Tangguh Joint Venture is a party to operating leases whereby it is leasing the Tangguh Hiri and the Tangguh Sago liquefied natural gas (or LNG) carriers (or the Tangguh LNG Carriers) to a third party, which is in turn leasing the vessels back to the joint venture. The table does not include the Partnership’s minimum charter hire payments to be paid and received under these leases, which are described in more detail in Note 4 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2014. Under the terms of the leasing arrangement for the Tangguh LNG Carriers, whereby the Teekay Tangguh Joint Venture is the lessee, the lessors claim tax depreciation on its lease of these vessels. As is typical in these types of leasing arrangements, tax and change of law risks are assumed by the lessee. Lease payments under the lease arrangements are based on certain tax and financial assumptions at the commencement of the leases. If an assumption proves to be incorrect, the lessor is entitled to increase the lease payments to maintain its agreed after-tax margin.

The carrying amount of tax indemnification guarantees of the Partnership relating to the leasing arrangement through the Teekay Tangguh Joint Venture as at June 30, 2015 was $8.2 million (December 31, 2014 – $8.4 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets. The tax indemnification is for the duration of the lease contracts with the third parties plus the years it would take for the lease payments to be statute barred, which will end in 2033 for the vessels. Although there is no maximum potential amount of future payments, the Teekay Tangguh Joint Venture may terminate the lease arrangement on a voluntary basis at any time. If the lease arrangement terminates, the Teekay Tangguh Joint Venture will be required to pay termination sums to the lessor sufficient to repay the lessor’s investment in the vessels and to compensate it for the tax effect of the terminations, including recapture of any tax depreciation.

(ii)

As at June 30, 2015, the Partnership was a party to capital leases on two Suezmax tankers. Under these capital leases, the owner has the option to require the Partnership to purchase the two vessels. The charterer, who is also the owner, also has the option to cancel the charter contracts. The amounts in the table assume the owner will not exercise its options to require the Partnership to purchase either of the vessels from the owner, but rather it assumes the owner will cancel the charter contracts when the cancellation right is first exercisable, which is the thirteenth anniversary of each respective contract in 2017 and 2018.

(iii)

Minimum scheduled future operating lease revenues do not include revenue generated from new contracts entered into after June 30, 2015, revenue from undelivered vessels, revenue from unexercised option periods of contracts that existed on June 30, 2015, or variable or contingent revenues. Therefore, the minimum scheduled future operating lease revenues should not be construed to reflect total charter hire revenues that may be recognized for any of the years as shown in the table above.

(iv)

As described in Note 4 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2014, the Tangguh LNG Carriers’ time-charters and the two bareboat charter contracts to Awilco LNG ASA are accounted for as direct financing leases.